S000047609 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	121 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
Lipper General & Insured Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.27%	0.82%	2.07%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	0.88%	3.03%
Performance Inception Date					Dec. 16, 2014
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	0.61%	2.82%
Performance Inception Date					Dec. 16, 2014
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	1.24%	2.91%
Performance Inception Date					Dec. 16, 2014
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	0.67%	2.68%
Performance Inception Date					Dec. 16, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	1.71%	3.55%
Performance Inception Date					Dec. 16, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification.